Trade and other payables (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Trade and other payables.
Trade payables	$ 245,557	$ 188,721	$ 208,850
Short term employee benefits	95,104	84,337	83,737
Gross-to-net accruals	55,788	19,478
Other	17,564	3,142	828
Total trade and other payables	$ 414,013	$ 295,679	$ 293,415